Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004007
Shareholder Report [Line Items]
Fund Name	International Bond Fund
Class Name	Investor Class
Trading Symbol	RPIBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Investor Class	$65	0.67%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (Investor Class)	-5.12%	-3.47%	-0.73%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.37	-0.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,344,000	$ 828,344,000	$ 828,344,000
Holdings Count | Holding	597	597	597
Advisory Fees Paid, Amount	$ 2,734,000
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,344 Number of Portfolio Holdings597
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000004008
Shareholder Report [Line Items]
Fund Name	International Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Advisor Class	$106	1.09%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Bond Fund (Advisor Class)	-5.51%	-4.06%	-1.17%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.37	-0.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,344,000	$ 828,344,000	$ 828,344,000
Holdings Count | Holding	597	597	597
Advisory Fees Paid, Amount	$ 2,734,000
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,344 Number of Portfolio Holdings597
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159126
Shareholder Report [Line Items]
Fund Name	International Bond Fund
Class Name	I Class
Trading Symbol	RPISX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - I Class	$53	0.54%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
International Bond Fund (I Class)	-5.11%	-3.34%	-0.12%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.44
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.37	-0.43

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,344,000	$ 828,344,000	$ 828,344,000
Holdings Count | Holding	597	597	597
Advisory Fees Paid, Amount	$ 2,734,000
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,344 Number of Portfolio Holdings597
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219335
Shareholder Report [Line Items]
Fund Name	International Bond Fund
Class Name	Z Class
Trading Symbol	TRLZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its exposure to euro-denominated government-related bonds and corporate credit relative to the Bloomberg Global Aggregate ex USD Bond Index. Additionally, the fund’s underweight currency exposure in the Chinese yuan and short Taiwanese dollar, relative to the benchmark, added value amid U.S. dollar strength during the reporting period.

  Against the style-specific index, an underweighting duration in China dragged on performance as local yields fell over the reporting period, with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Brazilian real detracted as the country suffered amid investor concerns over the government's spending plans and wide budget deficit.

  The fund seeks to provide current income and capital appreciation primarily through a focus on foreign bonds, including exposure to various countries, bond sectors, and currencies. During the period, the fund shifted to a long position in the U.S. dollar due to the anticipation of near-term dollar strength.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure to currency forwards had a negative impact on absolute performance, although exposure to interest rate derivatives moderated the impact.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Bond Fund (Z Class)	-4.48%	-2.21%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-2.19
Bloomberg Global Aggregate ex USD Bond Index (Strategy Benchmark)	-4.22	-3.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 828,344,000	$ 828,344,000	$ 828,344,000
Holdings Count | Holding	597	597	597
Advisory Fees Paid, Amount	$ 2,734,000
InvestmentCompanyPortfolioTurnover	54.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$828,344 Number of Portfolio Holdings597
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.7%
Japan	10.5
Canada	7.9
China	7.6
France	5.3
United Kingdom	4.9
Germany	3.9
Australia	3.8
Indonesia	3.5
Other	37.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	10.5%
People's Republic of China	6.8
U.S. Treasury Bills	5.9
Republic of France	3.6
Government of Malaysia	3.5
Republic of Indonesia	3.3
Canadian Treasury Bill	3.2
United Kingdom Gilt	2.2
Government of Canada Real Return Bond, Inflation-Indexed	2.0
Commonwealth of Australia	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless